Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingent Liabilities
(a)Restricted assets
The Company’s subsidiaries are obliged by the terms of its contractual obligations to U.S. policyholders and by obligations to certain regulatory authorities to facilitate issue of letters of credit or maintain certain balances in trust funds for the benefit of policyholders.
The following table details the forms and value of Company’s material restricted assets as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023	As at December 31, 2022
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$617.0	$707.1
Third party	2,773.8	2,817.7
Letters of credit / guarantees(1)	266.5	471.3
Total restricted assets (excluding illiquid assets)	3,657.3	3,996.1
Other investments — illiquid assets	213.4	221.3
Total restricted assets and illiquid assets	$3,870.7	$4,217.4

Total as percent of cash and investable assets (2)	52.6%	59.4%

(1)As at June 30, 2023, the Company had pledged funds as collateral for the secured letters of credit of $266.5 million (December 31, 2022 — $471.3 million).
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.
The Company’s banking arrangements related to letters of credit, require the Company to provide collateral in the form of cash and securities for the full amount of all secured and undrawn letters of credit that are outstanding. The Company monitors the proportion of liquid assets that are committed to trust funds or to the collateralization of letters of credit. As at June 30, 2023 and December 31, 2022, these funds amounted to approximately 52.6% of the $7.4 billion and approximately 59.4% of the $7.1 billion of investable assets held by the Company, respectively. We do not consider that this unduly restricts our liquidity at this time.
Real Estate Funds. The Company invests in real estate funds which have lock-up periods, being the initial amount of time an investor is contractually required to remain invested before having the ability to redeem. As at June 30, 2023, the lock-up periods across these funds range from one quarter to several years. Thereafter these funds may be redeemed on a pro-rata basis depending on the liquidity position of the fund. There are no assurances as to when the Company may receive, in whole or in part, its redemption request from the fund.
Funds at Lloyd’s. AUL operates at Lloyd’s as the corporate member for Syndicate 4711. AUL also participates in underwriting activities of Carbon Syndicate 4747. Lloyd’s determines required regulatory capital by considering the underwriting activities of AUL, called Funds at Lloyd’s and consists of investable assets as at June 30, 2023 in the amount of $551.0 million (December 31, 2022 — $489.5 million).
The Funds at Lloyd’s will be drawn upon and become a liability of the Company in the event of Syndicate 4711 declaring a loss at a level that cannot be funded from other resources, or if Syndicate 4711 requires funds to cover a short-term liquidity gap. The amount which the Company provides as Funds at Lloyd’s is not available for distribution to the Company for the payment of dividends. Aspen Managing Agency Limited, the managing agent to Syndicate 4711, is also required by Lloyd’s to maintain a minimum level of capital which as at June 30, 2023 was £0.4 million (December 31, 2022 — £0.4 million). This is not available for distribution by the Company for the payment of dividends.
U.S. Reinsurance Trust Fund. For its U.S. reinsurance activities, Aspen UK has established and must retain a multi-beneficiary U.S. trust fund for the benefit of its U.S. cedants so that they may take financial statement credit without the need to post cedant-specific security. The minimum trust fund amount is $20.0 million plus an amount equal to 100% of Aspen UK’s U.S. reinsurance liabilities, which were $1,009.3 million as at June 30, 2023 and $1,166.4 million as at December 31, 2022. As at June 30, 2023, the balance (including applicable letter of credit facilities) held in the trust was $1,167.8 million (December 31, 2022 — $1,389.5 million).
Aspen Bermuda has also established and must retain a multi-beneficiary U.S. trust fund for the benefit of its U.S. cedants so that they may take financial statement credit without the need to post cedant-specific security. The minimum trust fund amount is $20.0 million plus an amount equal to 100% of Aspen Bermuda’s liabilities to its U.S. cedants which was $306.7 million and $380.3 million as at June 30, 2023 and December 31, 2022, respectively. As at June 30, 2023, the balance held in the U.S. trust fund and other Aspen Bermuda trusts was $383.2 million (December 31, 2022 — $509.2 million).
U.S. Surplus Lines Trust Fund. Aspen UK and Syndicate 4711 have also established a U.S. surplus lines trust fund with a U.S. bank to secure liabilities under U.S. surplus lines policies. The balance held in trust as at June 30, 2023 was $141.0 million (December 31, 2022 — $215.1 million).
U.S. Regulatory Deposits. As at June 30, 2023, Aspen Specialty had a total of $10.3 million (December 31, 2022 — $6.7 million) on deposit with six U.S. states in order to satisfy state regulations for writing business in those states. AAIC had a further $6.7 million (December 31, 2022 — $6.5 million) on deposit with twelve U.S. states.
Canadian Trust Fund. Aspen UK has established a Canadian trust fund with a Canadian bank to secure a Canadian insurance license. As at June 30, 2023, the balance held in trust was CAD$200.9 million ($151.8 million) (December 31, 2022 — CAD$185.8 million).
Australian Trust Fund. Aspen UK has established an Australian trust fund with an Australian bank to secure policyholder liabilities and as a condition for maintaining an Australian insurance license. As at June 30, 2023, the balance held in trust was AUD$153.2 million ($102.0 million) (December 31, 2022 — AUD$183.9 million).
Swiss Trust Fund. Aspen UK has established a Swiss trust fund with a Swiss bank to secure policyholder liabilities and as a condition for maintaining a Swiss insurance license. As at June 30, 2023, the balance held in trust was CHF$9.5 million ($10.6 million) (December 31, 2022 — CHF9.4 million).
Singapore Fund. Aspen UK has established a segregated Singaporean bank account to secure policyholder liabilities and as a condition for maintaining a Singaporean insurance license and meet local solvency requirements. As at June 30, 2023, the balance in the account was SGD$172.6 million ($127.5 million) (December 31, 2022 — SGD$174.7 million).
(b)     Contingent liabilities
In common with the rest of the insurance and reinsurance industry, the Company is also subject to litigation and arbitration in the ordinary course of business. The Company’s Operating Subsidiaries are regularly engaged in the investigation, conduct and defense of disputes, or potential disputes, resulting from questions of insurance or reinsurance coverage or claims activities. Pursuant to insurance and reinsurance arrangements, many of these disputes are resolved by arbitration or other forms of alternative dispute resolution. Such legal proceedings are considered in connection with estimating the Company’s Insurance Reserves — Loss and Loss Adjustment Expenses, as provided on the Company’s consolidated balance sheet.
In some jurisdictions, noticeably the U.S., a failure to deal with such disputes or potential disputes in an appropriate manner could result in an award of “bad faith” punitive damages against the Company’s Operating Subsidiaries. In accordance with ASC 450-20-50-4b, for (a) reasonably possible losses for which no accrual is made because any of the conditions for accrual in ASC 450-20-25-2 are not met and (b) reasonably possible losses in excess of the amounts accrued pursuant to ASC 450-20-30-1, the Company will provide an estimate of the possible loss or range of possible loss or state that such an estimate cannot be made.
As at June 30, 2023, it was the opinion of the Company’s management based on available information that the probability of the ultimate resolution of pending or threatened litigation or arbitrations having a material effect on the Company’s financial condition, results of operations or liquidity would be remote